Eaton Vance

Floating-Rate Fund

January 31, 2020 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2020, the value of the Fund’s investment in the Portfolio was $6,712,065,057 and the Fund owned 86.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 87.7%(1)
Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace and Defense — 1.4%
________________________________________________________________________________________________________
Aernnova Aerospace S.A.U
Term Loan, Maturing January 29, 2027(2)	EUR	913	$1,012,856
Term Loan, Maturing January 29, 2027(2)	EUR	3,562	3,984,704
Dynasty Acquisition Co., Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,066	6,098,170
IAP Worldwide Services, Inc.
Revolving Loan, 1.42%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)		5,526	5,435,728
Term Loan - Second Lien, 8.44%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(4)		6,989	5,588,252
Maverick Purchaser Sub, LLC
Term Loan, Maturing January 22, 2027(2)		9,575	9,646,812
TransDigm, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		35,466	35,482,773
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,819	28,873,029
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		6,449	6,447,894
WP CPP Holdings, LLC
Term Loan, 5.53%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)		9,692	9,490,319
________________________________________________________________________________________________________
			$112,060,537
________________________________________________________________________________________________________
Automotive — 2.3%
________________________________________________________________________________________________________
Adient US, LLC
Term Loan, 6.18%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024		2,761	$2,769,179
American Axle and Manufacturing, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		19,165	19,189,974
Autokiniton US Holdings, Inc.
Term Loan, 8.02%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,333	8,959,560
Bright Bidco B.V.
Term Loan, 5.35%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		18,153	10,846,518
Chassix, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.50%), Maturing November 15, 2023		8,947	8,097,397
CS Intermediate Holdco 2, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		5,110	4,905,501
Dayco Products, LLC
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,059	10,008,022
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	4,625	5,157,660
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.66%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		9,717	9,696,759
IAA, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		6,087	6,139,960
Panther BF Aggregator 2 L.P.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		28,778	28,999,465
Tenneco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		37,694	37,058,160
Thor Industries, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		6,580	6,609,714
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,684	8,591,107
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		10,330	10,370,398
Visteon Corporation
Term Loan, 3.44%, (USD LIBOR + 1.75%), Maturing March 25, 2024(5)		2,217	2,230,965
________________________________________________________________________________________________________
			$179,630,339
________________________________________________________________________________________________________
Beverage and Tobacco — 0.2%
________________________________________________________________________________________________________
Arterra Wines Canada, Inc.
Term Loan, 4.65%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,583	$1,585,850
Flavors Holdings, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		12,507	12,288,602
Term Loan - Second Lien, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,835,000
________________________________________________________________________________________________________
			$16,709,452
________________________________________________________________________________________________________
Brokerage/Securities Dealers/Investment Houses — 0.4%
________________________________________________________________________________________________________
Advisor Group, Inc.
Term Loan, Maturing August 1, 2026(2)		9,800	$9,817,493
Clipper Acquisitions Corp.
Term Loan, 3.48%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,034	13,066,585
OZ Management L.P.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		1,359	1,364,096
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.28%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,800,000
________________________________________________________________________________________________________
			$28,048,174
________________________________________________________________________________________________________
Building and Development — 2.5%
________________________________________________________________________________________________________
Advanced Drainage Systems, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		2,801	$2,825,878
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		22,070	22,127,510
APi Group DE, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		13,800	13,892,005
Brookfield Property REIT, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		5,058	5,032,712
Core & Main L.P.
Term Loan, 4.57%, (USD LIBOR + 2.75%), Maturing August 1, 2024(5)		12,644	12,670,096
CPG International, Inc.
Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		11,649	11,688,562
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		46,678	46,969,331
Henry Company, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		3,121	3,135,428
NCI Building Systems, Inc.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,677	9,673,080
Quikrete Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		21,855	21,926,513
RE/MAX International, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		17,669	17,723,755
Realogy Group, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		5,462	5,423,691
Summit Materials Companies I, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,511	2,525,096
Werner FinCo L.P.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,265	8,255,117
WireCo WorldGroup, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		6,874	6,567,216
________________________________________________________________________________________________________
			$190,435,990
________________________________________________________________________________________________________
Business Equipment and Services — 7.1%
________________________________________________________________________________________________________
Adtalem Global Education, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,482	$4,507,892
AlixPartners, LLP
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	8,866	9,897,900
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		16,474	16,552,570
Allied Universal Holdco, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		1,378	1,390,192
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		13,922	14,040,944
Altran Technologies S.A.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	14,731	16,433,335
AppLovin Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		27,031	27,149,306
ASGN Incorporated
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		4,350	4,386,249
Belfor Holdings, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		5,895	5,943,275
BidFair MergeRight, Inc.
Term Loan, 7.17%, (1 mo. USD LIBOR + 5.50%), Maturing January 15, 2027		5,909	5,923,906
Bracket Intermediate Holding Corp.
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		9,071	9,065,283
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,874	5,883,093
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026		7,675	7,732,562
Ceridian HCM Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		14,942	15,041,588
CM Acquisition Co.
Term Loan, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		6,535	6,469,245
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		18,710	18,757,150
Da Vinci Purchaser Corp.
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing January 8, 2027		3,550	3,581,063
Deerfield Dakota Holding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		10,346	10,383,482
EAB Global, Inc.
Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(5)		14,344	14,380,361
EIG Investors Corp.
Term Loan, 5.67%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		29,687	29,649,958
Garda World Security Corporation
Term Loan, 6.66%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		7,695	7,765,350
IG Investment Holdings, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		29,722	29,914,005
IRI Holdings, Inc.
Term Loan, 6.15%, (USD LIBOR + 4.50%), Maturing December 1, 2025(5)		19,602	19,160,955
Iron Mountain, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,850	9,841,358
KAR Auction Services, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		5,860	5,916,167
Kronos Incorporated
Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		62,772	63,115,706
KUEHG Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		22,265	22,396,817
Term Loan - Second Lien, 10.19%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,425	4,441,594
LGC Group Holdings Ltd.
Term Loan, Maturing January 22, 2027(2)	EUR	4,275	4,763,200
LGC Limited
Term Loan, Maturing January 22, 2027(2)		3,075	3,084,609
Monitronics International, Inc.
Term Loan, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024		17,320	14,808,341
Outfront Media Capital, LLC
Term Loan, 3.43%, (1 mo. USD LIBOR + 1.75%), Maturing November 18, 2026		7,925	7,973,707
PGX Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		9,888	4,400,319
Pike Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026		3,065	3,090,961
Pre-Paid Legal Services, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		1,908	1,921,453
Prime Security Services Borrower, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026		5,624	5,643,338
Rockwood Service Corporation
Term Loan, Maturing January 23, 2027(2)		4,300	4,348,375
ServiceMaster Company
Term Loan, 3.44%, (1 mo. USD LIBOR + 1.75%), Maturing November 5, 2026		5,050	5,073,988
Spin Holdco, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		35,846	35,839,015
STG-Fairway Holdings, LLC
Term Loan, Maturing January 22, 2027(2)		3,700	3,732,375
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	4,596	5,135,814
Trans Union, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026		21,423	21,524,875
Vestcom Parent Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		1,886	1,801,486
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,520	1,505,444
West Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,891	3,312,001
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		15,736	13,470,778
Zephyr Bidco Limited
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing July 23, 2025	EUR	4,975	5,563,731
Term Loan, 5.21%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	8,675	11,355,102
________________________________________________________________________________________________________
			$548,070,218
________________________________________________________________________________________________________
Cable and Satellite Television — 3.7%
________________________________________________________________________________________________________
Altice France S.A.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,530	$4,522,437
Term Loan, 5.68%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		4,938	4,945,859
Charter Communications Operating, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		33,607	33,788,982
CSC Holdings, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		28,000	28,122,186
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		12,944	13,018,679
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		15,220	15,314,786
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,728	10,773,919
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		22,740	22,600,393
Telenet Financing USD, LLC
Term Loan, Maturing April 30, 2028(2)		33,825	33,740,437
Telenet International Finance S.a.r.l.
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing April 24, 2029	EUR	9,500	10,560,519
UPC Broadband Holding B.V.
Term Loan, Maturing April 30, 2028(2)		7,475	7,456,313
Term Loan, Maturing April 30, 2029(2)	EUR	6,500	7,199,811
Virgin Media Bristol, LLC
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		40,775	40,864,216
Virgin Media SFA Finance Limited
Term Loan, 3.91%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	11,925	15,766,156
Term Loan, 3.91%, (1 mo. GBP LIBOR + 3.25%), Maturing November 15, 2027	GBP	600	793,313
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	11,625	12,919,066
Ziggo B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	22,850	25,398,091
________________________________________________________________________________________________________
			$287,785,163
________________________________________________________________________________________________________
Chemicals and Plastics — 3.4%
________________________________________________________________________________________________________
Alpha 3 B.V.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		8,430	$8,451,240
Aruba Investments, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		2,771	2,777,972
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		36,366	36,407,835
Caldic B.V.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	552,029
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	2,166	2,391,820
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	4,370	4,802,298
Colouroz Investment 1 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,984	1,981,987
Element Solutions, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		8,316	8,368,133
Emerald Performance Materials, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,184	5,207,125
Ferro Corporation
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,766	3,775,666
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,848	3,857,745
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,070	9,092,870
Flint Group GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,705	2,398,372
Flint Group US, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,363	14,508,182
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,460	9,530,817
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	15,875	17,727,203
INEOS Enterprises Holdings II Limited
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 28, 2026	EUR	1,975	2,208,562
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 5.91%, (3 mo. USD LIBOR + 4.00%), Maturing August 31, 2026		2,618	2,638,076
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	13,655	15,161,023
Inovyn Finance PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 10, 2025	EUR	3,204	3,575,269
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,515	1,689,013
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		7,121	7,121,036
Messer Industries GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,275	4,768,842
PMHC II, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025		4,127	3,791,222
PQ Corporation
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		17,475	17,549,696
Pregis TopCo Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		6,425	6,442,065
Spectrum Holdings III Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		4,762	4,437,989
Starfruit Finco B.V.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing October 1, 2025	EUR	5,425	6,045,924
Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		16,485	16,522,226
Tata Chemicals North America, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,653,623
Tronox Finance, LLC
Term Loan, 4.52%, (USD LIBOR + 2.75%), Maturing September 23, 2024(5)		19,606	19,634,271
Univar, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		16,365	16,456,591
Venator Materials Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		1,740	1,738,235
________________________________________________________________________________________________________
			$267,264,957
________________________________________________________________________________________________________
Clothing/Textiles — 0.0%(6)
________________________________________________________________________________________________________
Samsonite International S.A.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		2,801	$2,796,814
________________________________________________________________________________________________________
			$2,796,814
________________________________________________________________________________________________________
Conglomerates — 0.1%
________________________________________________________________________________________________________
Penn Engineering & Manufacturing Corp.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,367	$2,362,461
SGB-SMIT Management GmbH
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing July 18, 2024	EUR	6,720	4,760,586
________________________________________________________________________________________________________
			$7,123,047
________________________________________________________________________________________________________
Containers and Glass Products — 2.5%
________________________________________________________________________________________________________
Berry Global, Inc.
Term Loan, 3.68%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		10,319	$10,392,776
Term Loan, 3.68%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,291	7,338,227
Term Loan, 3.78%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		10,174	10,241,704
BWAY Holding Company
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		9,758	9,700,324
Flex Acquisition Company, Inc.
Term Loan, 4.90%, (USD LIBOR + 3.00%), Maturing December 29, 2023(5)		25,928	25,685,185
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		11,697	11,551,241
Libbey Glass, Inc.
Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,198	7,648,513
Pelican Products, Inc.
Term Loan, 5.17%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		6,969	6,655,276
Proampac PG Borrower, LLC
Term Loan, 5.29%, (USD LIBOR + 3.50%), Maturing November 20, 2023(5)		8,376	8,292,117
Reynolds Consumer Products, Inc.
Term Loan, Maturing January 29, 2027(2)		20,900	20,873,875
Reynolds Group Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		57,795	57,998,457
Trident TPI Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 17, 2024		15,585	15,370,982
________________________________________________________________________________________________________
			$191,748,677
________________________________________________________________________________________________________
Cosmetics/Toiletries — 0.3%
________________________________________________________________________________________________________
Kronos Acquisition Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		25,180	$24,869,093
________________________________________________________________________________________________________
			$24,869,093
________________________________________________________________________________________________________
Drugs — 4.4%
________________________________________________________________________________________________________
Akorn, Inc.
Term Loan, 11.81%, (11.06% Cash (1 mo. USD LIBOR + 9.25%), 0.75% PIK), Maturing April 16, 2021		19,097	$18,464,802
Albany Molecular Research, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		7,242	7,216,691
Alkermes, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		18,835	18,823,526
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		25,027	23,175,333
Arbor Pharmaceuticals, Inc.
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		14,267	13,108,014
Bausch Health Companies, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		58,535	58,864,743
Catalent Pharma Solutions, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		8,734	8,792,151
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.94%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		39,123	37,919,868
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.56%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		42,379	42,654,922
Horizon Therapeutics USA, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		7,802	7,870,340
Jaguar Holding Company II
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		63,074	63,158,362
Mallinckrodt International Finance S.A.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		33,702	28,337,710
Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		11,054	9,248,629
Nidda Healthcare Holding AG
Term Loan, Maturing August 21, 2024(2)	EUR	5,475	6,085,058
________________________________________________________________________________________________________
			$343,720,149
________________________________________________________________________________________________________
Ecological Services and Equipment — 0.7%
________________________________________________________________________________________________________
Advanced Disposal Services, Inc.
Term Loan, 3.82%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		18,072	$18,143,918
EnergySolutions, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		17,538	16,814,509
GFL Environmental, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		13,646	13,651,006
Terrapure Environmental Ltd.
Term Loan, Maturing November 25, 2026(2)		3,750	3,768,750
US Ecology Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		2,600	2,622,750
________________________________________________________________________________________________________
			$55,000,933
________________________________________________________________________________________________________
Electronics/Electrical — 12.5%
________________________________________________________________________________________________________
Almonde, Inc.
Term Loan, 5.28%, (USD LIBOR + 3.50%), Maturing June 13, 2024(5)		22,155	$21,970,986
Applied Systems, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		35,727	35,902,496
Term Loan - Second Lien, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,375,611
Aptean, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		5,707	5,710,442
Avast Software B.V.
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		5,680	5,701,307
Banff Merger Sub, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,416	3,822,683
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		34,997	34,566,323
Barracuda Networks, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		5,081	5,125,803
Castle US Holding Corporation
Term Loan, Maturing January 27, 2027(2)		11,921	11,861,161
CDW, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026		19,286	19,430,950
Celestica, Inc.
Term Loan, 3.79%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,654	4,610,493
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,027	4,040,594
Cohu, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,393	10,354,462
CommScope, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,800	19,859,677
CPI International, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		10,255	10,216,371
Datto, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		3,905	3,929,784
ECI Macola/Max Holding, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		8,433	8,455,011
Electro Rent Corporation
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		17,244	17,330,558
Energizer Holdings, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		2,075	2,083,704
Entegris, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 6, 2025		2,822	2,846,188
Epicor Software Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,724	16,820,729
Go Daddy Operating Company, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		49,338	49,518,725
Hyland Software, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		47,078	47,391,972
Infoblox, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,232	17,353,697
Infor (US), Inc.
Term Loan, 3.25%, (3 mo. EURIBOR + 2.25%, Floor 1.00%), Maturing February 1, 2022	EUR	4,970	5,558,377
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		74,009	74,600,997
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	2,983	3,334,705
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		46,649	46,838,073
MA FinanceCo., LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		32,990	33,010,830
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing June 21, 2024	EUR	2,500	2,785,447
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,744	3,729,614
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,168	18,640,682
Marcel LUX IV S.a.r.l.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		3,226	3,213,529
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,650	2,948,533
Mirion Technologies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		5,315	5,375,165
MKS Instruments, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		3,572	3,589,746
MTS Systems Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		375	377,207
NCR Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		9,252	9,306,750
Renaissance Holding Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		11,577	11,544,292
Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,117,906
Seattle Spinco, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		25,286	25,187,003
SGS Cayman L.P.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,114	1,102,476
SkillSoft Corporation
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		50,949	42,873,452
SolarWinds Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		26,947	27,088,562
Solera, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		24,934	25,018,223
Sparta Systems, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,421	3,070,572
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		16,174	16,215,393
SS&C Technologies, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		2,740	2,748,710
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		22,666	22,724,357
SurveyMonkey, Inc.
Term Loan, 5.32%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		13,351	13,434,639
Sutherland Global Services, Inc.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		4,786	4,736,181
Tibco Software, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026		31,570	31,767,216
TTM Technologies, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		3,187	3,201,579
Uber Technologies, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		34,684	34,683,786
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		30,153	30,204,559
Ultimate Software Group, Inc. (The)
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		18,229	18,330,230
Ultra Clean Holdings, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		9,600	9,630,000
Verifone Systems, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		14,160	14,041,961
Veritas Bermuda, Ltd.
Term Loan, 6.19%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)		23,937	22,931,038
Vero Parent, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024		16,944	16,534,960
Vungle, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		6,484	6,483,750
Western Digital Corporation
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		7,946	7,952,781
________________________________________________________________________________________________________
			$969,213,008
________________________________________________________________________________________________________
Equipment Leasing — 0.6%
________________________________________________________________________________________________________
Avolon TLB Borrower 1 (US), LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025		42,523	$42,770,714
________________________________________________________________________________________________________
			$42,770,714
________________________________________________________________________________________________________
Financial Intermediaries — 2.8%
________________________________________________________________________________________________________
Aretec Group, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		16,990	$16,968,314
Citco Funding, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,647	28,647,408
Claros Mortgage Trust, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		5,711	5,739,241
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)		34,065	14,080,379
EIG Management Company, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,972	2,981,350
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,300	10,412,465
FinCo. I, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		6,923	6,951,795
Focus Financial Partners, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		14,073	14,143,026
Franklin Square Holdings L.P.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,443	6,471,625
Greenhill & Co., Inc.
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		7,264	7,231,971
GreenSky Holdings, LLC
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		15,646	15,753,881
Guggenheim Partners, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		29,470	29,516,280
Harbourvest Partners, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		11,789	11,825,675
LPL Holdings, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		16,400	16,488,839
Nets Holding A/S
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	1,111,406
Starwood Property Trust, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		3,217	3,245,047
StepStone Group L.P.
Term Loan, 5.76%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		6,853	6,878,636
Victory Capital Holdings, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		12,479	12,588,329
Virtus Investment Partners, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		5,889	5,923,642
________________________________________________________________________________________________________
			$216,959,309
________________________________________________________________________________________________________
Food Products — 3.2%
________________________________________________________________________________________________________
Alphabet Holding Company, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		32,108	$30,736,959
Atkins Nutritionals Holdings II, Inc.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing July 7, 2024		3,444	3,491,696
B&G Foods, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		2,544	2,554,753
Badger Buyer Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		4,966	4,556,052
Del Monte Foods, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,037	24,501,074
Froneri International PLC
Term Loan, Maturing January 29, 2027(2)	EUR	10,800	12,025,646
Term Loan, Maturing January 29, 2027(2)		18,425	18,505,609
Hearthside Food Solutions, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,199	10,102,546
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,693	5,651,582
HLF Financing S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		12,166	12,272,227
Jacobs Douwe Egberts International B.V.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		26,074	26,224,792
JBS USA Lux S.A.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		53,297	53,652,583
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	4,000	4,478,710
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		11,737	11,766,106
Sunshine Investments B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,650,576
Term Loan, 4.79%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	2,000	2,654,677
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,569,042
________________________________________________________________________________________________________
			$244,394,630
________________________________________________________________________________________________________
Food Service — 1.4%
________________________________________________________________________________________________________
1011778 B.C. Unlimited Liability Company
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		52,075	$52,148,217
Aramark Services, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,606	9,660,460
IRB Holding Corp.
Term Loan, 4.38%, (3 mo. USD LIBOR + 2.75%), Maturing February 5, 2025		23,420	23,543,335
KFC Holding Co.
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		785	789,564
NPC International, Inc.
Term Loan, 11.50%, (1 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing April 17, 2020		793	797,937
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		6,623	3,038,266
Restaurant Technologies, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		6,390	6,446,266
US Foods, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		10,712	10,760,106
________________________________________________________________________________________________________
			$107,184,151
________________________________________________________________________________________________________
Food/Drug Retailers — 0.6%
________________________________________________________________________________________________________
Albertsons, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026		21,327	$21,397,606
Allsup's Convenience Stores, Inc.
Term Loan, 7.91%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		5,775	5,818,313
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (3 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,228	5,158,262
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	3,685,225
Term Loan, 6.04%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	8,587,205
________________________________________________________________________________________________________
			$44,646,611
________________________________________________________________________________________________________
Forest Products — 0.1%
________________________________________________________________________________________________________
Clearwater Paper Corporation
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		3,475	$3,496,719
________________________________________________________________________________________________________
			$3,496,719
________________________________________________________________________________________________________
Health Care — 6.6%
________________________________________________________________________________________________________
Accelerated Health Systems, LLC
Term Loan, 5.18%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		4,851	$4,863,128
ADMI Corp.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		541	541,816
Alliance Healthcare Services, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		8,740	8,434,100
Term Loan - Second Lien, 11.65%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,045,375
athenahealth, Inc.
Term Loan, 6.40%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		21,388	21,528,597
Avantor, Inc.
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing November 21, 2024	EUR	2,091	2,338,514
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024		6,380	6,431,808
BioClinica, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,578	10,313,594
BW NHHC Holdco, Inc.
Term Loan, 6.91%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		13,110	11,225,196
Carestream Dental Equipment, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		704	696,630
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	11,670	12,825,824
Change Healthcare Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		22,339	22,385,035
CHG Healthcare Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		18,136	18,256,268
CryoLife, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,464	5,495,369
Elsan SAS
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing October 31, 2024	EUR	9,250	10,362,003
Ensemble RCM, LLC
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		5,112	5,139,343
Envision Healthcare Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		65,978	55,821,675
Gentiva Health Services, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		25,694	25,822,827
Greatbatch Ltd.
Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		4,881	4,893,487
Hanger, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		11,937	12,016,961
Inovalon Holdings, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		15,112	15,177,798
IQVIA, Inc.
Term Loan, 2.00%, (3 mo. EURIBOR + 2.00%), Maturing March 7, 2024	EUR	1,985	2,217,038
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		11,493	11,556,243
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		13,642	13,716,521
Medical Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024		12,142	12,187,983
Mehilainen Yhtiot Oy
Term Loan, Maturing August 9, 2025(2)	EUR	1,750	1,940,837
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		18,648	18,406,914
National Mentor Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026		302	304,939
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026		5,434	5,481,034
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		8,975	9,019,875
One Call Corporation
Term Loan, 7.16%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		17,202	16,607,324
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		39,354	38,943,658
Parexel International Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		11,742	11,571,307
Phoenix Guarantor, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		20,995	21,073,229
Radiology Partners Holdings, LLC
Term Loan, 6.66%, (USD LIBOR + 4.75%), Maturing July 9, 2025(5)		4,336	4,355,495
RadNet, Inc.
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023		6,792	6,813,642
Select Medical Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		26,515	26,691,868
Surgery Center Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		10,171	10,162,304
Team Health Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		19,274	15,431,609
Tecomet, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		3,284	3,296,485
U.S. Anesthesia Partners, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		3,090	3,081,174
Verscend Holding Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		19,911	20,062,585
________________________________________________________________________________________________________
			$512,537,412
________________________________________________________________________________________________________
Home Furnishings — 0.5%
________________________________________________________________________________________________________
Serta Simmons Bedding, LLC
Term Loan, 5.17%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		59,178	$39,094,204
________________________________________________________________________________________________________
			$39,094,204
________________________________________________________________________________________________________
Industrial Equipment — 3.6%
________________________________________________________________________________________________________
AI Alpine AT Bidco GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	6,125	$6,680,845
Altra Industrial Motion Corp.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,335	8,377,469
Apex Tool Group, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024		16,954	16,777,458
Carlisle Foodservice Products, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		5,510	5,413,515
Clark Equipment Company
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		12,801	12,826,995
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		4,010	3,974,417
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	4,050	4,517,617
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,100	5,090,437
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,950	3,238,530
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,374	8,096,367
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,943	9,960,346
DXP Enterprises, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,670	5,704,934
Dynacast International, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		12,874	12,552,560
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		9,392	9,345,032
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		2,569	2,575,448
EWT Holdings III Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		20,496	20,621,300
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,848	5,424,572
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		15,500	15,584,353
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,673	7,433,002
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		575	577,529
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,410	10,414,008
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		12,471	12,452,874
LTI Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,826	5,345,584
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,095	1,974,302
Minimax Viking GmbH
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	3,404	3,816,816
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	20,225	22,563,719
Rexnord, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024		6,789	6,832,377
Robertshaw US Holding Corp.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		22,646	21,117,259
Titan Acquisition Limited
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		30,985	30,473,567
________________________________________________________________________________________________________
			$279,763,232
________________________________________________________________________________________________________
Insurance — 2.6%
________________________________________________________________________________________________________
Alliant Holdings Intermediate, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		4,955	$4,953,514
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		4,900	4,901,139
AmWINS Group, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		34,458	34,770,222
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		21,501	21,578,895
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		26,020	26,134,147
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,216	2,222,899
Term Loan - Second Lien, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	30,011,231
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,725	6,414,783
Hub International Limited
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		24,630	24,643,405
NFP Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		23,656	23,672,946
USI, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		24,024	23,967,962
________________________________________________________________________________________________________
			$203,271,143
________________________________________________________________________________________________________
Leisure Goods/Activities/Movies — 5.0%
________________________________________________________________________________________________________
AMC Entertainment Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		14,164	$14,227,320
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	29,425	32,579,381
Ancestry.com Operations, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		42,126	40,335,436
Bombardier Recreational Products, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		43,442	43,577,859
Buzz Merger Sub Ltd.
Term Loan, Maturing January 22, 2027(2)		4,950	4,977,844
ClubCorp Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		18,116	17,286,881
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	3,066	3,414,369
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		10,419	10,346,226
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		18,185	18,152,986
Emerald Expositions Holding, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		16,505	15,927,599
Etraveli Holding AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	9,900	11,041,350
Lindblad Expeditions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		480	483,789
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,921	1,935,156
Live Nation Entertainment, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026		42,553	42,641,899
Match Group, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,116	7,146,756
Motion Finco S.a.r.l.
Term Loan, 0.50%, Maturing November 4, 2026(3)		607	613,773
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing November 13, 2026		4,618	4,670,009
NASCAR Holdings, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		7,289	7,371,448
Playtika Holding Corp.
Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		30,200	30,530,328
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		16,052	16,116,463
SRAM, LLC
Term Loan, 4.46%, (USD LIBOR + 2.75%), Maturing March 15, 2024(5)		16,618	16,701,534
Steinway Musical Instruments, Inc.
Term Loan, 5.42%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		4,380	4,385,497
Travel Leaders Group, LLC
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,229	11,214,964
UFC Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		20,893	20,991,023
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	7,268	8,126,192
Term Loan, Maturing July 3, 2026(2)	EUR	1,307	1,461,177
________________________________________________________________________________________________________
			$386,257,259
________________________________________________________________________________________________________
Lodging and Casinos — 3.3%
________________________________________________________________________________________________________
Aristocrat Technologies, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		7,466	$7,495,992
Azelis Finance S.A.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing November 7, 2025	EUR	2,600	2,897,226
Boyd Gaming Corporation
Term Loan, 3.81%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		3,089	3,103,577
Churchill Downs Incorporated
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,430	3,450,367
CityCenter Holdings, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		36,853	36,968,137
Eldorado Resorts, LLC
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		2,297	2,298,416
ESH Hospitality, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		13,879	13,982,790
Four Seasons Hotels Limited
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,694	6,750,023
Golden Nugget, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		27,458	27,546,544
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,225	23,691,594
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		9,402	9,468,334
Hanjin International Corp.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,650,000
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.57%, (1 week USD LIBOR + 2.00%), Maturing March 21, 2025		20,997	21,103,844
Playa Resorts Holding B.V.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		12,793	12,730,294
Richmond UK Bidco Limited
Term Loan, 4.96%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,809	3,657,707
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	12,568,019
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		40,139	40,450,947
VICI Properties 1, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		25,168	25,262,563
________________________________________________________________________________________________________
			$259,076,374
________________________________________________________________________________________________________
Nonferrous Metals/Minerals — 0.4%
________________________________________________________________________________________________________
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(8)		615	$499,094
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		6,088	6,218,674
Term Loan, 0.00%, Maturing October 17, 2022(7)		21,871	3,991,391
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(7)		2,878	172,659
Oxbow Carbon, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,638	6,654,094
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	16,592,420
________________________________________________________________________________________________________
			$34,128,332
________________________________________________________________________________________________________
Oil and Gas — 2.6%
________________________________________________________________________________________________________
Ameriforge Group, Inc.
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		21,393	$21,393,390
Apergy Corporation
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		621	622,931
Blackstone CQP Holdco L.P.
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		10,398	10,415,624
Buckeye Partners L.P.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		24,850	25,132,147
Centurion Pipeline Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,193	3,202,727
CITGO Holding, Inc.
Term Loan, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023		2,569	2,627,157
CITGO Petroleum Corporation
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		15,397	15,473,859
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024		24,110	24,185,632
Delek US Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		7,222	7,194,694
Fieldwood Energy, LLC
Term Loan, 7.03%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		20,306	17,572,814
Matador Bidco S.a.r.l.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		5,925	5,962,031
McDermott Technology Americas, Inc.
DIP Loan, 0.00%, Maturing October 21, 2020(3)		9,039	8,994,173
Term Loan, 11.85%, (3 mo. USD LIBOR + 10.00%), Maturing October 21, 2021		4,092	4,283,623
Term Loan, 0.00%, Maturing May 9, 2025(7)		14,050	8,954,524
Prairie ECI Acquiror L.P.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		9,057	8,993,257
PSC Industrial Holdings Corp.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		7,953	7,933,360
Sheridan Production Partners I, LLC
Term Loan, 0.00%, Maturing February 14, 2020(7)		1,408	823,675
Term Loan, 0.00%, Maturing February 14, 2020(7)		2,305	1,348,506
Term Loan, 0.00%, Maturing February 14, 2020(7)		17,396	10,176,774
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023		2,196	2,221,625
Term Loan, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023(4)		2,537	2,053,281
Term Loan - Second Lien, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023		2,196	2,221,625
UGI Energy Services, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		10,224	10,268,353
________________________________________________________________________________________________________
			$202,055,782
________________________________________________________________________________________________________
Publishing — 0.8%
________________________________________________________________________________________________________
Axel Springer SE
Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	$2,237,507
Getty Images, Inc.
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,386,291
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,775	11,682,665
Harland Clarke Holdings Corp.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		6,395	5,136,616
LSC Communications, Inc.
Term Loan, 7.06%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022		7,775	5,176,519
ProQuest, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		12,300	12,323,063
Terrier Media Buyer, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026		15,975	16,134,750
Tweddle Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		2,162	2,024,909
________________________________________________________________________________________________________
			$59,102,320
________________________________________________________________________________________________________
Radio and Television — 2.1%
________________________________________________________________________________________________________
AP NMT Acquisition B.V.
Term Loan, 7.66%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		3,694	$3,707,863
Cumulus Media New Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026		5,012	5,061,183
Diamond Sports Group, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		30,598	30,560,065
Entercom Media Corp.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024		1,717	1,729,364
Entravision Communications Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		7,419	7,357,596
Gray Television, Inc.
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024		3,012	3,024,987
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026		6,003	6,039,577
Hubbard Radio, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025		7,787	7,809,571
iHeartCommunications, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026		8,177	8,209,712
Term Loan, Maturing May 1, 2026(2)		8,175	8,214,175
Mission Broadcasting, Inc.
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024		4,286	4,298,699
Nexstar Broadcasting, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024		21,056	21,116,842
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026		5,212	5,247,228
Sinclair Television Group, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024		14,041	14,104,986
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		6,409	6,440,982
Univision Communications, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		33,851	33,505,214
________________________________________________________________________________________________________
			$166,428,044
________________________________________________________________________________________________________
Rail Industries — 0.1%
________________________________________________________________________________________________________
Genesee & Wyoming, Inc. (New)
Term Loan, 3.91%, (3 mo. USD LIBOR + 2.00%), Maturing December 30, 2026		8,700	$8,780,658
________________________________________________________________________________________________________
			$8,780,658
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 1.7%
________________________________________________________________________________________________________
Apro, LLC
Term Loan, 2.00%, Maturing November 14, 2026(3)		1,539	$1,552,354
Term Loan, 5.68%, (1 mo. USD LIBOR + 4.00%), Maturing November 14, 2026		5,386	5,433,240
Ascena Retail Group, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022		15,867	10,829,547
Bass Pro Group, LLC
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024		12,414	12,403,909
BJ's Wholesale Club, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024		7,470	7,515,254
Coinamatic Canada, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		266	263,648
David's Bridal, Inc.
Term Loan, 7.92%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023		3,926	3,853,618
Global Appliance, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024		2,718	2,719,759
Go Wireless, Inc.
Term Loan, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024		2,518	2,427,111
Hoya Midco, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		9,325	9,267,068
J. Crew Group, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.00%), Maturing March 5, 2021(4)(5)		25,629	20,723,317
LSF9 Atlantis Holdings, LLC
Term Loan, 7.68%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023		11,883	10,981,703
PetSmart, Inc.
Term Loan, 5.67%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022		34,395	34,370,061
PFS Holding Corporation
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing January 31, 2021		9,849	3,791,913
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021		9,332	2,519,606
Radio Systems Corporation
Term Loan, 4.51%, (2 mo. USD LIBOR + 2.75%), Maturing May 2, 2024		3,636	3,643,170
________________________________________________________________________________________________________
			$132,295,278
________________________________________________________________________________________________________
Steel — 1.0%
________________________________________________________________________________________________________
Atkore International, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		18,139	$18,237,690
GrafTech Finance, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		23,174	23,086,643
Neenah Foundry Company
Term Loan, 8.31%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		7,787	7,631,623
Phoenix Services International, LLC
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		2,681	2,589,866
Zekelman Industries, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027		26,450	26,504,884
________________________________________________________________________________________________________
			$78,050,706
________________________________________________________________________________________________________
Surface Transport — 0.3%
________________________________________________________________________________________________________
1199169 B.C. Unlimited Liability Company
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		3,261	$3,278,586
Agro Merchants NAI Holdings, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		8,281	8,260,324
Kenan Advantage Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		1,797	1,796,659
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		6,484	6,481,210
XPO Logistics, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		4,275	4,299,312
________________________________________________________________________________________________________
			$24,116,091
________________________________________________________________________________________________________
Telecommunications — 5.7%
________________________________________________________________________________________________________
CenturyLink, Inc.
Term Loan, Maturing March 15, 2027(2)		62,725	$62,646,594
Ciena Corporation
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025		13,043	13,108,466
Colorado Buyer, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		16,362	14,217,929
Digicel International Finance Limited
Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,464	13,144,038
eircom Holdings (Ireland) Limited
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	14,929	16,642,163
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	18,062,736
Global Eagle Entertainment, Inc.
Term Loan, 9.38%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		21,323	19,510,358
Intelsat Jackson Holdings S.A.
Term Loan, 5.68%, (6 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		26,250	26,171,250
Term Loan, 6.31%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,794	20,128,080
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	9,837,555
Level 3 Financing, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		24,186	24,201,523
Matterhorn Telecom S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 15, 2026	EUR	4,325	4,840,408
Onvoy, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,667	11,431,798
Plantronics, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		14,616	14,092,494
SBA Senior Finance II, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 11, 2025		32,655	32,736,902
Sprint Communications, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		60,997	60,253,901
Term Loan, 4.69%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		9,356	9,238,556
Syniverse Holdings, Inc.
Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,201	10,257,788
Telesat Canada
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		12,350	12,450,270
Zayo Group, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		4,000	4,010,624
Ziggo Financing Partnership
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		48,475	48,560,849
________________________________________________________________________________________________________
			$445,544,282
________________________________________________________________________________________________________
Utilities — 1.2%
________________________________________________________________________________________________________
Brookfield WEC Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025		21,905	$21,991,697
Calpine Construction Finance Company L.P.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		3,857	3,869,247
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		29,333	29,470,285
Granite Acquisition, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		12,515	12,580,108
Lightstone Holdco, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		871	819,606
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		15,439	14,531,613
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		4,656	2,554,774
Vistra Operations Company, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2025		9,683	9,752,349
________________________________________________________________________________________________________
			$95,569,679
________________________________________________________________________________________________________
Total Senior Floating-Rate Loans
(identified cost $7,011,194,925)			$6,809,999,481
________________________________________________________________________________________________________
Corporate Bonds & Notes — 3.7%
Security		Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace and Defense — 0.1%
________________________________________________________________________________________________________
TransDigm, Inc.
6.25%, 3/15/26(9)		5,275	$5,698,973
________________________________________________________________________________________________________
			$5,698,973
________________________________________________________________________________________________________
Automotive — 0.1%
________________________________________________________________________________________________________
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
6.25%, 5/15/26(9)		4,325	$4,647,109
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	6,695,913
________________________________________________________________________________________________________
			$11,343,022
________________________________________________________________________________________________________
Building and Development — 0.0%(6)
________________________________________________________________________________________________________
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(9)		2,975	$3,005,018
________________________________________________________________________________________________________
			$3,005,018
________________________________________________________________________________________________________
Business Equipment and Services — 0.5%
________________________________________________________________________________________________________
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(9)		5,075	$5,404,870
Garda World Security Corporation
4.625%, 2/15/27(9)		8,425	8,361,812
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24 (9)		7,900	8,252,222
5.75%, 4/15/26 (9)		15,225	16,090,907
________________________________________________________________________________________________________
			$38,109,811
________________________________________________________________________________________________________
Cable and Satellite Television — 0.1%
________________________________________________________________________________________________________
Altice France S.A.
7.375%, 5/1/26(9)		1,000	$1,065,650
5.50%, 1/15/28(9)		5,025	5,125,374
Ziggo B.V.
5.50%, 1/15/27(9)		2,000	2,123,700
________________________________________________________________________________________________________
			$8,314,724
________________________________________________________________________________________________________
Chemicals and Plastics — 0.1%
________________________________________________________________________________________________________
PQ Corp.
6.75%, 11/15/22(9)		4,000	$4,109,972
________________________________________________________________________________________________________
			$4,109,972
________________________________________________________________________________________________________
Containers and Glass Products — 0.4%
________________________________________________________________________________________________________
Berry Global, Inc.
5.625%, 7/15/27(9)		2,500	$2,659,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		14,537	14,588,221
5.331%, (3 mo. USD LIBOR + 3.50%), 7/15/21 (9)(10)		9,925	9,947,430
________________________________________________________________________________________________________
			$27,195,089
________________________________________________________________________________________________________
Drugs — 0.7%
________________________________________________________________________________________________________
Bausch Health Companies, Inc.
6.50%, 3/15/22(9)		11,092	$11,311,733
7.00%, 3/15/24 (9)		14,419	14,978,241
5.50%, 11/1/25 (9)		19,675	20,420,978
Par Pharmaceutical, Inc.
7.50%, 4/1/27(9)		7,500	7,650,187
________________________________________________________________________________________________________
			$54,361,139
________________________________________________________________________________________________________
Electronics/Electrical — 0.2%
________________________________________________________________________________________________________
CommScope, Inc.
6.00%, 3/1/26(9)		12,575	$13,211,622
________________________________________________________________________________________________________
			$13,211,622
________________________________________________________________________________________________________
Food Products — 0.0%(6)
________________________________________________________________________________________________________
Iceland Bondco PLC
4.975%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,049	$1,382,415
________________________________________________________________________________________________________
			$1,382,415
________________________________________________________________________________________________________
Food/Drug Retailers — 0.1%
________________________________________________________________________________________________________
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$6,212,250
________________________________________________________________________________________________________
			$6,212,250
________________________________________________________________________________________________________
Health Care — 0.4%
________________________________________________________________________________________________________
Avantor, Inc.
6.00%, 10/1/24(9)		13,105	$13,951,386
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	7,522,875
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		10,550	11,087,259
________________________________________________________________________________________________________
			$32,561,520
________________________________________________________________________________________________________
Oil and Gas — 0.2%
________________________________________________________________________________________________________
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,658,205
________________________________________________________________________________________________________
			$11,658,205
________________________________________________________________________________________________________
Radio and Television — 0.3%
________________________________________________________________________________________________________
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(9)		6,375	$6,362,097
iHeartCommunications, Inc.
6.375%, 5/1/26		2,896	3,132,774
8.375%, 5/1/27		5,248	5,717,338
5.25%, 8/15/27 (9)		2,125	2,219,243
4.75%, 1/15/28 (9)		2,550	2,603,856
Univision Communications, Inc.
5.125%, 2/15/25(9)		5,500	5,500,000
________________________________________________________________________________________________________
			$25,535,308
________________________________________________________________________________________________________
Telecommunications — 0.3%
________________________________________________________________________________________________________
CenturyLink, Inc.
4.00%, 2/15/27(9)		14,750	$14,854,282
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)		6,325	6,296,000
________________________________________________________________________________________________________
			$21,150,282
________________________________________________________________________________________________________
Utilities — 0.2%
________________________________________________________________________________________________________
Calpine Corp.
5.25%, 6/1/26 (9)		10,925	$11,306,528
4.50%, 2/15/28 (9)		2,975	2,963,844
Talen Energy Supply, LLC
6.625%, 1/15/28(9)		5,025	5,039,309
________________________________________________________________________________________________________
			$19,309,681
________________________________________________________________________________________________________
Total Corporate Bonds & Notes
(identified cost $282,598,243)			$283,159,031
________________________________________________________________________________________________________
Asset-Backed Securities — 3.5%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________

Alinea CLO, Ltd.
Series 2018-1A, Class D, 4.919%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)		$2,500	$2,502,174
Series 2018-1A, Class E, 7.819%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)		3,000	2,957,123
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 8.741%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)		5,000	4,937,502
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.081%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)		3,525	3,372,810
Apidos CLO XX
Series 2015-20A, Class DR, 7.543%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)		2,375	2,343,692
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 5.231%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)		2,500	2,505,378
Series 2016-40A, Class DR, 8.181%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)		3,500	3,505,254
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 4.802%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)		2,500	2,500,668
Series 2018-49A, Class E, 7.502%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)		3,500	3,397,471
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 4.81%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)		5,000	4,987,660
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 7.531%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)		4,000	3,931,885
Babson CLO, Ltd.
Series 2015-1A, Class DR, 4.419%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)		2,500	2,420,883
Series 2016-1A, Class DR, 4.856%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)		1,250	1,238,355
Series 2016-1A, Class ER, 7.806%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)		3,500	3,138,118
Series 2018-1A, Class C, 4.431%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)		3,500	3,390,082
Bain Capital Credit CLO
Series 2018-1A, Class D, 4.506%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)		5,000	4,801,295
Series 2018-1A, Class E, 7.156%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)		3,000	2,834,744
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 4.749%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)		5,000	4,873,370
Series 2018-5BA, Class D, 7.769%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)		3,500	3,389,324
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 7.419%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)		5,401	5,166,695
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 4.419%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)		1,500	1,436,000
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 5.536%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)		2,000	2,011,785
Series 2018-16A, Class E, 8.536%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)		2,250	2,242,164
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.431%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)		1,750	1,753,164
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 4.84%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)		2,500	2,497,468
Series 2018-1A, Class D, 7.59%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)		4,450	4,295,596
BlueMountain CLO, Ltd.
Series 2016-3A, Class DR, 5.01%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)		1,500	1,477,706
Series 2016-3A, Class ER, 7.86%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)		1,500	1,413,121
Series 2018-1A, Class D, 4.82%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)		2,500	2,455,903
Series 2018-1A, Class E, 7.72%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)		2,000	1,885,972
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 7.531%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)		4,875	4,641,905
Series 2016-1A, Class ER, 7.581%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)		4,000	3,704,528
Series 2016-2A, Class ER, 7.831%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)		4,500	4,146,556
Series 2017-1A, Class E, 8.081%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)		3,250	3,232,379
Canyon CLO, Ltd.
Series 2018-1A, Class D, 4.731%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)		3,000	2,892,570
Series 2018-1A, Class E, 7.581%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)		2,750	2,573,474
Carlyle CLO, Ltd.
Series C17A, Class CR, 4.57%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)		5,000	4,958,345
Series C17A, Class DR, 7.77%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)		3,500	3,228,976
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 5.338%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)		2,500	2,496,653
Series 2012-3A, Class DR2, 8.338%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)		1,500	1,364,212
Series 2014-3RA, Class C, 4.744%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)		1,000	969,385
Series 2014-3RA, Class D, 7.194%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)		2,150	1,918,777
Series 2014-4RA, Class C, 4.731%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)		2,000	1,883,228
Series 2014-4RA, Class D, 7.481%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)		3,500	3,071,250
Dryden CLO, Ltd.
Series 2018-55A, Class D, 4.681%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)		1,500	1,479,183
Series 2018-55A, Class E, 7.231%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)		2,000	1,910,767
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 5.01%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)		3,000	3,002,671
Series 2015-41A, Class DR, 4.431%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)		5,000	4,834,695
Series 2015-41A, Class ER, 7.131%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)		1,268	1,187,735
Series 2016-42A, Class DR, 4.761%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)		2,500	2,457,598
Series 2016-42A, Class ER, 7.381%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)		3,500	3,354,669
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.476%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)		2,500	2,387,978
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class D, 4.894%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)		2,500	2,506,369
Series 2018-25A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)		3,500	3,383,862
Goldentree Loan Management US CLO 5, Ltd.
Series 2019-5A, Class D, 6.038%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)		1,500	1,513,925
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 7.819%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)		2,500	2,257,475
Series 2018-37A, Class D, 5.119%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)		4,000	4,004,485
Series 2018-37A, Class E, 7.569%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)		4,750	4,752,171
ICG US CLO, Ltd.
Series 2018-2A, Class D, 4.902%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)		2,000	1,937,676
Series 2018-2A, Class E, 7.552%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)		3,000	2,760,921
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 8.501%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)		500	497,181
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.894%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)		1,500	1,500,323
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 4.936%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)		2,500	2,493,245
Series 2016-22A, Class ER, 7.896%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)		3,000	2,918,907
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 7.419%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)		1,950	1,875,966
Series 2018-30A, Class D, 5.469%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)		2,500	2,512,870
Series 2018-30A, Class E, 8.569%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)		1,000	1,003,315
Oaktree CLO, Ltd.
Series 2019-3A, Class D, 5.779%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)		2,625	2,629,254
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.399%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)		900	900,670
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.036%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)		2,500	2,504,383
Series 2013-2A, Class DRR, 7.686%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)		3,000	2,983,443
Series 2018-1A, Class C, 4.319%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)		3,000	2,964,573
Series 2018-1A, Class D, 6.969%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)		2,000	2,007,499
Series 2018-2A, Class D, 7.443%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)		2,000	1,979,707
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 4.931%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)		2,500	2,502,887
Series 2018-2A, Class D, 7.781%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)		5,000	4,714,170
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 4.994%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)		2,500	2,501,979
Series 2018-3A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)		4,500	4,319,959
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.294%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)		3,875	3,812,309
Southwick Park CLO, LLC
Series 2019-4A, Class E, 8.519%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)		1,750	1,748,416
Upland CLO, Ltd.
Series 2016-1A, Class CR, 4.719%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)		4,500	4,375,768
Series 2016-1A, Class DR, 7.719%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)		4,625	4,416,395
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.019%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)		2,500	2,415,470
Series 2018-9A, Class D, 8.069%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)		3,500	3,137,591
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.069%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)		5,000	4,874,020
Series 2018-10A, Class D, 8.009%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)		5,000	4,510,570
Voya CLO, Ltd.
Series 2015-3A, Class CR, 4.969%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)		2,500	2,446,398
Series 2015-3A, Class DR, 8.019%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)		5,500	5,314,683
Series 2016-3A, Class CR, 5.069%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)		2,000	1,966,832
Series 2016-3A, Class DR, 7.899%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)		3,375	3,077,978
Series 2018-1A, Class C, 4.419%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)		5,000	4,815,380
Series 2018-2A, Class E, 7.081%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)		2,500	2,404,987
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 4.719%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)		2,000	1,998,982
Series 2015-1A, Class DR, 7.319%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)		2,500	2,451,815
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.119%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)		3,000	2,592,122
________________________________________________________________________________________________________
Total Asset-Backed Securities
(identified cost $282,146,088)			$273,647,827
________________________________________________________________________________________________________
Common Stocks — 1.5%
Security		Shares	Value
________________________________________________________________________________________________________
Aerospace and Defense — 0.4%
________________________________________________________________________________________________________
IAP Global Services, LLC(4)(11)(12)(13)		950	$12,619,230
IAP Global Services, LLC(4)(11)(12)(13)		1,627	16,209,069
________________________________________________________________________________________________________
			$28,828,299
________________________________________________________________________________________________________
Automotive — 0.0%(6)
________________________________________________________________________________________________________
Dayco Products, LLC(12)(13)		88,506	$663,795
________________________________________________________________________________________________________
			$663,795
________________________________________________________________________________________________________
Business Equipment and Services — 0.1%
________________________________________________________________________________________________________
Crossmark Holdings, Inc.(12)(13)		88,008	$4,444,404
________________________________________________________________________________________________________
			$4,444,404
________________________________________________________________________________________________________
Chemicals and Plastics — 0.1%
________________________________________________________________________________________________________
Hexion Holdings Corp., Class B(12)(13)		338,679	$4,402,827
________________________________________________________________________________________________________
			$4,402,827
________________________________________________________________________________________________________
Electronics/Electrical — 0.0%(6)
________________________________________________________________________________________________________
Answers Corp.(4)(12)(13)		906,100	$1,794,078
________________________________________________________________________________________________________
			$1,794,078
________________________________________________________________________________________________________
Health Care — 0.0%(6)
________________________________________________________________________________________________________
New Millennium Holdco, Inc.(4)(12)(13)		421,318	$0
________________________________________________________________________________________________________
			$0
________________________________________________________________________________________________________
Oil and Gas — 0.4%
________________________________________________________________________________________________________
AFG Holdings, Inc.(4)(12)(13)		498,342	$19,056,598
Fieldwood Energy, Inc.(12)(13)		51,241	958,632
Fieldwood Energy, Inc.(12)(13)		221,919	4,151,727
Samson Resources II, LLC, Class A(12)(13)		435,055	9,136,155
Southcross Holdings Group, LLC(4)(12)(13)		1,281	0
Southcross Holdings L.P., Class A(12)(13)		1,281	99,918
Sunrise Oil & Gas, Inc., Class A(4)(12)(13)		321,407	3,127,290
________________________________________________________________________________________________________
			$36,530,320
________________________________________________________________________________________________________
Publishing — 0.1%
________________________________________________________________________________________________________
ION Media Networks, Inc.(4)(12)		28,605	$12,961,784
Tweddle Group, Inc.(4)(12)(13)		19,500	149,370
________________________________________________________________________________________________________
			$13,111,154
________________________________________________________________________________________________________
Radio and Television — 0.3%
________________________________________________________________________________________________________
Clear Channel Outdoor Holdings, Inc.(12)(13)		1,204,044	$3,287,040
Cumulus Media, Inc., Class A(12)(13)		551,505	7,721,070
Cumulus Media, Inc., Class B(12)(13)		93,069	1,326,233
iHeartMedia, Inc., Class A(12)(13)		512,034	9,052,761
________________________________________________________________________________________________________
			$21,387,104
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.1%
________________________________________________________________________________________________________
David’s Bridal, LLC (4)(12)(13)		272,023	$6,074,274
________________________________________________________________________________________________________
			$6,074,274
________________________________________________________________________________________________________
Total Common Stocks
(identified cost $94,453,658)			$117,236,255
________________________________________________________________________________________________________
Preferred Stocks — 0.0%(6)
Security		Shares	Value
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.0%(6)
________________________________________________________________________________________________________
David’s Bridal, LLC, Series A (4)(12)(13)	7,852		$628,160
David’s Bridal, LLC, Series B (4)(12)(13)	31,998		2,590,558
________________________________________________________________________________________________________
Total Preferred Stocks
(identified cost $2,590,558)			$3,218,718
________________________________________________________________________________________________________
Miscellaneous — 0.0%(6)
Security		Shares	Value
________________________________________________________________________________________________________
Oil and Gas — 0.0%(6)
________________________________________________________________________________________________________
Paragon Offshore Finance Company, Class A(12)(13)		42,177	$12,653
Paragon Offshore Finance Company, Class B(12)(13)		21,089	405,963
________________________________________________________________________________________________________
Total Miscellaneous
(identified cost $458,684)			$418,616
________________________________________________________________________________________________________
Warrants — 0.0%(6)
Security		Shares	Value
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.0%(6)
________________________________________________________________________________________________________
David’s Bridal, LLC, Exp. 11/26/22 (4)(12)(13)		51,888	$0
________________________________________________________________________________________________________
Total Warrants
(identified cost $0)			$0
________________________________________________________________________________________________________
Exchange-Traded Funds — 0.5%
Security		Shares	Value
________________________________________________________________________________________________________
SPDR Blackstone/GSO Senior Loan ETF		875,000	$40,687,500
________________________________________________________________________________________________________
Total Exchange-Traded Funds
(identified cost $40,109,882)			$40,687,500
________________________________________________________________________________________________________
Short-Term Investments — 4.1%
Description	Units		Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(14)	313,766,771		$313,798,148
________________________________________________________________________________________________________
Total Short-Term Investments
(identified cost $313,767,489)			$313,798,148
________________________________________________________________________________________________________
Total Investments — 101.0%
(identified cost $8,027,319,527)			$7,842,165,576
________________________________________________________________________________________________________
Less Unfunded Loan Commitments — (0.2)%			$(16,158,425)
________________________________________________________________________________________________________
Net Investments — 100.8%
(identified cost $8,011,161,102)			$7,826,007,151
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (0.8)%			$(64,324,732)
________________________________________________________________________________________________________
Net Assets — 100.0%			$7,761,682,419
________________________________________________________________________________________________________
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

* In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate.

(2)		This Senior Loan will settle after January 31, 2020, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2020, the total value of unfunded loan commitments is $16,052,455.

(4)		For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)

The stated interest rate represents the weighted average interest rate at January 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)		Amount is less than 0.05%.
(7)		Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)		Fixed-rate loan.
(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $525,845,650 or 6.8% of the Portfolio's net assets.

(10)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(11)		Affiliated company.
(12)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(13)		Non-income producing security.
(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Floating Rate Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
USD	546,881	EUR	489,619	State Street Bank and Trust Company	2/28/20	$3,072	$—
USD	172,624,861	EUR	155,627,252	State Street Bank and Trust Company	2/28/20	—	(226,943)
USD	171,747,144	EUR	153,898,738	HSBC Bank USA, N.A.	3/31/20	478,176	—
USD	4,403,374	EUR	3,952,685	State Street Bank and Trust Company	3/31/20	4,558	—
USD	845,481	EUR	756,196	State Street Bank and Trust Company	3/31/20	3,934	—
USD	561,034	EUR	500,792	State Street Bank and Trust Company	3/31/20	3,719	—
USD	743,092	EUR	664,450	State Street Bank and Trust Company	3/31/20	3,646	—
USD	558,308	EUR	502,972	State Street Bank and Trust Company	3/31/20	—	(1,434)
USD	659,877	GBP	501,788	JPMorgan Chase Bank, N.A.	3/31/20	—	(3,726)
USD	785,279	GBP	600,644	State Street Bank and Trust Company	3/31/20	—	(9,059)
USD	57,838,533	GBP	44,359,792	State Street Bank and Trust Company	3/31/20	—	(826,270)
USD	168,878,131	EUR	152,622,879	Goldman Sachs International	4/30/20	—	(1,279,674)
USD	678,315	EUR	611,610	HSBC Bank USA, N.A.	4/30/20	—	(3,564)
___________________________________________________________________________________________________________
						$497,105	$(2,350,670)
___________________________________________________________________________________________________________
Abbreviations:
DIP	-				Debtor In Possession
EURIBOR	-				Euro Interbank Offered Rate
LIBOR	-				London Interbank Offered Rate
PIK	-				Payment In Kind
Currency Abbreviations:
EUR	-				Euro
GBP	-				British Pound Sterling
USD	-				United States Dollar

Eaton Vance

Floating Rate Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2020, the value of the Portfolio’s investment in affiliated companies and funds was $342,626,447, which represents 4.4% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stock*
IAP Global Services, LLC(1)(2)(3)	$28,587,401	$-	$-	$-	$240,898	$28,828,299	$-	2,577
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	373,400,052	509,734,332	(569,370,148)	37,031	(3,119)	313,798,148	1,473,460	313,766,771
Totals				$37,031	$237,779	$342,626,447	$1,473,460

* The related industry is the same as the presentation in the Portfolio of Investments.

(1) For fair value measurement disclosure purposes, security is categorized as Level 3.

(2) Non-income producing security.

(3) Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Eaton Vance

Floating Rate Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Asset Description	Level 1	Level 2	Level 3*	Total
________________________________________________________________________________________________________
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$6,764,977,112	$28,863,944	$6,793,841,056
Corporate Bonds & Notes	—	283,159,031	—	283,159,031
Asset-Backed Securities	—	273,647,827	—	273,647,827
Common Stocks	24,463,698	20,780,864	71,991,693	117,236,255
Preferred Stocks	—	—	3,218,718	3,218,718
Miscellaneous	—	418,616	—	418,616
Warrants	—	—	0	0
Exchange-Traded Funds	40,687,500	—	—	40,687,500
Short-Term Investments	—	313,798,148	—	313,798,148
________________________________________________________________________________________________________
Total Investments	$65,151,198	$7,656,781,598	$104,074,355	$7,826,007,151
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$497,105	$—	$497,105
________________________________________________________________________________________________________
Total	$65,151,198	$7,657,278,703	$104,074,355	$7,826,504,256
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$(2,350,670)	$—	$(2,350,670)
________________________________________________________________________________________________________
Total	$—	$(2,350,670)	$—	$(2,350,670)
________________________________________________________________________________________________________
*		None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.